OFFSETTING ASSETS AND LIABILITIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Offsetting [Abstract]
SCHEDULE OF ASSETS SUBJECT TO MASTER NETTING ARRANGEMENT
Our assets and liabilities subject to master netting arrangements are as follows:

	December 31,	June 30,
(in thousands)	2020	2021
Assets	Securities borrowed
Gross amount of securities borrowed	$372	$754
Gross amount offset on the unaudited condensed consolidated balance sheets	—	—
Amounts of assets presented on the unaudited condensed consolidated balance sheets(1)	372	754
Gross amount of securities borrowed not offset in the unaudited condensed consolidated balance sheets:
Securities borrowed	372	754
Security collateral received	(361)	(727)
Net amount	$11	$27

Liabilities	Securities loaned
Gross amount of securities loaned	$1,921,118	$2,642,900
Gross amount of securities loaned offset on the unaudited condensed consolidated balance sheets	—	—
Amounts of liabilities presented on the unaudited condensed consolidated balance sheets	1,921,118	2,642,900
Gross amount of securities loaned not offset on the unaudited condensed consolidated balance sheets:
Securities loaned	1,921,118	2,642,900
Security collateral pledged	(1,787,819)	(2,531,114)
Net amount	$133,299	$111,786
________________
(1)Securities borrowed are included in receivable from brokers, dealers and clearing organizations in the unaudited condensed consolidated balance sheets.

Our assets and liabilities subject to master netting arrangements are as follows:

	December 31,
(in thousands)	2019	2020
Assets	Securities borrowed
Gross amount of securities borrowed	$438	$372
Gross amount offset on the consolidated balance sheets	—	—
Amounts of assets presented on the consolidated balance sheets(1)	438	372
Gross amount of securities borrowed not offset in the consolidated balance sheets:
Securities borrowed	438	372
Security collateral received	(425)	(361)
Net amount	$13	$11

Liabilities	Securities loaned
Gross amount of securities loaned	$674,029	$1,921,118
Gross amount of securities loaned offset on the consolidated balance sheets	—	—
Amounts of liabilities presented on the consolidated balance sheets	674,029	1,921,118
Gross amount of securities loaned not offset on the consolidated balance sheets:
Securities loaned	674,029	1,921,118
Security collateral pledged	(654,589)	(1,787,819)
Net amount	$19,440	$133,299
________________
(1)Securities borrowed is included in receivable from brokers, dealers and clearing organizations in the consolidated balance sheets.

SCHEDULE OF LIABILITIES SUBJECT TO MASTER NETTING ARRANGEMENT
Our assets and liabilities subject to master netting arrangements are as follows:

	December 31,	June 30,
(in thousands)	2020	2021
Assets	Securities borrowed
Gross amount of securities borrowed	$372	$754
Gross amount offset on the unaudited condensed consolidated balance sheets	—	—
Amounts of assets presented on the unaudited condensed consolidated balance sheets(1)	372	754
Gross amount of securities borrowed not offset in the unaudited condensed consolidated balance sheets:
Securities borrowed	372	754
Security collateral received	(361)	(727)
Net amount	$11	$27

Liabilities	Securities loaned
Gross amount of securities loaned	$1,921,118	$2,642,900
Gross amount of securities loaned offset on the unaudited condensed consolidated balance sheets	—	—
Amounts of liabilities presented on the unaudited condensed consolidated balance sheets	1,921,118	2,642,900
Gross amount of securities loaned not offset on the unaudited condensed consolidated balance sheets:
Securities loaned	1,921,118	2,642,900
Security collateral pledged	(1,787,819)	(2,531,114)
Net amount	$133,299	$111,786
________________
(1)Securities borrowed are included in receivable from brokers, dealers and clearing organizations in the unaudited condensed consolidated balance sheets.

Our assets and liabilities subject to master netting arrangements are as follows:

	December 31,
(in thousands)	2019	2020
Assets	Securities borrowed
Gross amount of securities borrowed	$438	$372
Gross amount offset on the consolidated balance sheets	—	—
Amounts of assets presented on the consolidated balance sheets(1)	438	372
Gross amount of securities borrowed not offset in the consolidated balance sheets:
Securities borrowed	438	372
Security collateral received	(425)	(361)
Net amount	$13	$11

Liabilities	Securities loaned
Gross amount of securities loaned	$674,029	$1,921,118
Gross amount of securities loaned offset on the consolidated balance sheets	—	—
Amounts of liabilities presented on the consolidated balance sheets	674,029	1,921,118
Gross amount of securities loaned not offset on the consolidated balance sheets:
Securities loaned	674,029	1,921,118
Security collateral pledged	(654,589)	(1,787,819)
Net amount	$19,440	$133,299
________________
(1)Securities borrowed is included in receivable from brokers, dealers and clearing organizations in the consolidated balance sheets.